Document and Entity Information	Dec. 18, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	HORTON D R INC /DE/
Amendment Flag	false
Entity Central Index Key	0000882184
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Entity Address, Address Line One	1341 Horton Circle
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	(817)
Local Phone Number	390-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.000% Senior Notes due 2034
Trading Symbol	DHI 34
Security Exchange Name	NYSE